Consolidated Statements of Cash Flows (USD $)	9 Months Ended		48 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,177,472)	$ (3,214,977)	$ (12,649,537)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation	22,161		22,161
Write off of goodwill	431,713		431,713
Stock issued for services, including $3,639,669, $-0-, and $4,303,824, respectively, of excess of fair value of common stock issued over amount of debt and accrued interest settled (charged to professional fees in the statements of operations)	4,069,269	2,960,000	7,893,424
Amortization of debt discount	311,455	6,888	350,391
Gain from forgiveness of amounts due to related parties			(28,539)
Loss on conversion of notes payable to investors to common stock	518,070		518,070
Donated services and expenses			18,400
Impairment of mineral property acquisition costs			6,500
Changes in operating assets and liabilities:
Other assets	(1,104)		(1,104)
Accounts payable and accrued liabilities	402,111	110,724	585,221
Accrued consulting fees due to related parties	17,500	92,000	194,539
Net Cash Used by Operating Activities	(2,406,297)	(45,365)	(2,658,761)
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans receivable
Cash received in connection with acquisition of Liberty American, LLC	65		65
Purchases of property and equipment	(231,052)		(231,052)
Mineral property acquisition costs			(6,500)
Net Cash Used by Investing Activities	(230,987)		(237,487)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in due to related party			28,006
Proceeds from notes payable	2,499,500	77,500	2,737,000
Repayment of note payable			(50,000)
Repayment of loan payable of Liberty American, LLC to the Company's corporate counsel	(61,419)		(61,419)
Proceeds from sale of common stock			45,600
Proceeds from investors pursuant to Stock Purchase Agreements to be effective upon completion of reverse stock split	200,000		200,000
Net Cash Provided by Financing Activities	2,638,081	77,500	2,899,187
NET INCREASE IN CASH AND CASH EQUIVALENTS	797	32,135	2,939
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	2,142	575
CASH AND CASH EQUIVALENTS, END OF PERIOD	2,939	32,710	2,939
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest
Income taxes
Non-cash investing and financing activities:
Forgiveness of debt due to related party by then majority stockholder on September 15, 2009			28,006
Stock issued for services	4,069,269	2,600,000	7,893,424
Conversion of notes payable and accrued interest into common stock:
Notes payable ($100,500, $-0-, and $115,050, respectively) and accrued interest ($6,161, $-0-, and $7,006, respectively) settled	106,661		122,506
Excess of fair value of common stock issued over amount of debt and accrued interest settled	4,157,739		4,821,894
Fair value of 414,000,000, 0, and 459,000,000 shares, respectively, of common stock issued	4,264,400		4,944,400
Settlement of accrued consulting fees due to related parties in exchange for common stock on June 20, 2011	136,000
Conversion of common stock to Series A preferred stock on March 3, 2010			$ 360,000
Common stock issued for acquisition of mining assets on March 12, 2010		45,500	45,500
Common stock issued for acquisition of Liberty American, LLC on January 24, 2011	145,000		145,000